Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans

Pension and other post-employment costs	2020 £m	2019 £m	2018 £m
UK pension schemes	255	181	246
US pension schemes	62	120	100
Other overseas pension schemes	189	185	190
Unfunded post-retirement healthcare schemes	13	74	50

	519	560	586

Analysed as:
Funded defined benefit/hybrid pension schemes	341	300	369
Unfunded defined benefit pension schemes	32	41	43
Unfunded post-retirement healthcare schemes	13	74	50

Defined benefit schemes	386	415	462
Defined contribution pension schemes	133	145	124

	519	560	586

Summary of Average Life Expectancy Assumed
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2040 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.4	29.0	26.8	28.2
Projected for 2040	28.8	30.5	28.4	29.7

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World
	2020 % pa	2019 % pa	2018 % pa	2020 % pa	2019 % pa	2018 % pa	2020 % pa	2019 % pa	2018 % pa
Rate of increase of future earnings	2.0	2.00	2.00	n/a	4.00	4.00	2.6	2.70	2.70
Discount rate	1.4	2.00	2.90	2.3	3.20	4.20	0.6	1.10	1.80
Expected pension increases	2.8	3.00	3.20	n/a	n/a	n/a	2.1	2.10	2.10
Cash balance credit/conversion rate	n/a	n/a	n/a	1.9	2.60	3.20	0.1	0.10	0.40
Inflation rate	2.8	3.00	3.20	2.0	2.25	2.25	1.3	1.40	1.50

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2020 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2020	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	61	83	147	291	36
Past service cost/(credit)	98	(56)	1	43	(55)
Net interest (income)/cost	3	23	10	36	39
Gains from settlements	—	—	(18)	(18)	(7)
Expenses	9	12	—	21	—

	171	62	140	373	13

Remeasurement gains/(losses) recorded in the statement of comprehensive income	51	(96)	(60)	(105)	(82)

				Pensions	Post-retirement benefits
2019	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	62	74	130	266	22
Past service cost/(credit)	49	(3)	(15)	31	—
Net interest (income)/cost	(19)	29	16	26	52
Gains from settlements	—	—	(9)	(9)	—
Expenses	7	20	—	27	—

	99	120	122	341	74

Remeasurement losses recorded in the statement of comprehensive income	(894)	(1)	(78)	(973)	(77)

				Pensions	Post-retirement benefits
2018	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	75	72	134	281	29
Past service cost/(credit)	93	1	—	94	(27)
Net interest (income)/cost	(3)	20	19	36	49
Gains from settlements	—	—	(14)	(14)	(1)
Expenses	8	7	—	15	—

	173	100	139	412	50

Remeasurement gains/(losses) recorded in the statement of comprehensive income	495	(108)	196	583	145

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits
A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2020 £m	2019 £m	2018 £m
Recognised in Other non-current assets:
Pension schemes in surplus	183	127	760

Recognised in Assets held for sale:
Post-retirement benefits	—	(9)	(9)

Recognised in Pensions and other post-employment benefits:
Pension schemes in deficit	(2,287)	(2,048)	(1,755)
Post-retirement benefits	(1,363)	(1,409)	(1,370)

	(3,650)	(3,457)	(3,125)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2020		UK £m	US £m	Rest of World £m	Group £m
Equities:	— listed	2,686	539	686	3,911
	— unlisted	—	—	5	5
Multi-asset funds		2,075	—	—	2,075
Property:	— listed	—	—	57	57
	— unlisted	447	136	2	585
Corporate bonds:	— listed	1,113	1,066	154	2,333
	— unlisted	—	—	20	20
Government bonds:	— listed	6,055	758	999	7,812
Insurance contracts		1,409	—	988	2,397
Other (liabilities)/assets		(203)	136	78	11

Fair value of assets		13,582	2,635	2,989	19,206
Present value of scheme obligations		(13,858)	(3,445)	(4,007)	(21,310)

Net surplus/(obligation)		(276)	(810)	(1,018)	(2,104)

Included in Other non-current assets		77	—	106	183
Included in Pensions and other post-employment benefits		(353)	(810)	(1,124)	(2,287)

		(276)	(810)	(1,018)	(2,104)

Actual return on plan assets		1,092	159	177	1,428

The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The value of funds in this asset class with a quoted market price is £847 million (2019 – £861 million).
The ‘Other assets’ category comprises cash and mark to market values of derivative positions.
Index-linked gilts held as part of a UK repo programme are included in government bonds. The related loan of £650 million at 31 December 2020 (2019 – £243 million; 2018 – £nil) is deducted within ‘Other assets’.

At 31 December 2019		UK £m	US £m	Rest of World £m	Group £m
Equities:	— listed	2,904	671	638	4,213
	— unlisted	—	—	8	8
Multi-asset funds		2,700	—	—	2,700
Property:	— listed	—	—	55	55
	— unlisted	460	145	2	607
Corporate bonds:	— listed	297	855	141	1,293
	— unlisted	326	—	23	349
Government bonds:	— listed	4,923	803	889	6,615
Insurance contracts		1,406	—	832	2,238
Other (liabilities)/assets		(35)	315	74	354

Fair value of assets		12,981	2,789	2,662	18,432
Present value of scheme obligations		(13,293)	(3,506)	(3,554)	(20,353)

Net surplus/(obligation)		(312)	(717)	(892)	(1,921)

Included in Other non-current assets		70	—	57	127
Included in Pensions and other post-employment benefits		(382)	(717)	(949)	(2,048)

		(312)	(717)	(892)	(1,921)

Actual return on plan assets		787	356	345	1,488

At 31 December 2018		UK £m	US £m	Rest of World £m	Group £m
Equities:	— listed	3,257	1,280	518	5,055
	— unlisted	—	—	7	7
Multi-asset funds		2,997	—	—	2,997
Property:	— listed	—	—	33	33
	— unlisted	423	231	4	658
Corporate bonds:	— listed	404	783	111	1,298
	— unlisted	306	—	25	331
Government bonds:	— listed	3,835	286	795	4,916
Insurance contracts		770	—	831	1,601
Other assets		589	228	66	883

Fair value of assets		12,581	2,808	2,390	17,779
Present value of scheme obligations		(12,087)	(3,474)	(3,213)	(18,774)

Net surplus/(obligation)		494	(666)	(823)	(995)

Included in Other non-current assets		711	—	49	760
Included in Pensions and other post-employment benefits		(217)	(666)	(872)	(1,755)

		494	(666)	(823)	(995)

Actual return on plan assets		(88)	(123)	55	(156)

Summary of Movements in Fair Values of Assets

				Pensions	Post-retirement benefits
Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m
Assets at 1 January 2018	13,154	2,874	2,252	18,280	—
Exchange adjustments	—	171	53	224	—
Interest income	323	102	29	454	—
Expenses	(8)	(7)	—	(15)	—
Settlements and curtailments	—	—	(14)	(14)	—
Remeasurement	(411)	(225)	26	(610)	—
Employer contributions	119	150	117	386	93
Scheme participants’ contributions	4	—	16	20	16
Benefits paid	(600)	(257)	(89)	(946)	(109)

Assets at 31 December 2018	12,581	2,808	2,390	17,779	—
Exchange adjustments	—	(110)	(120)	(230)	—
Additions through business combinations	—	—	14	14	—
Interest income	360	111	37	508	—
Expenses	(7)	(20)	—	(27)	—
Settlements and curtailments	—	—	1	1	—
Remeasurement	427	245	312	984	—
Employer contributions	187	40	116	343	110
Scheme participants’ contributions	3	—	17	20	17
Benefits paid	(570)	(285)	(105)	(960)	(127)

Assets at 31 December 2019	12,981	2,789	2,662	18,432	—
Exchange adjustments	—	(86)	138	52	—
Additions through business combinations	—	—	—	—	—
Interest income	256	87	29	372	—
Expenses	(9)	(12)	—	(21)	—
Settlements and curtailments	—	—	(20)	(20)	—
Remeasurement	836	72	148	1,056	—
Employer contributions	156	33	124	313	105
Scheme participants’ contributions	3	—	18	21	18
Benefits paid	(641)	(248)	(110)	(999)	(123)

Assets at 31 December 2020	13,582	2,635	2,989	19,206	—

Summary of Movements in Defined Benefit Obligations

				Pensions	Post-retirement benefits
Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m
Obligations at 1 January 2018	(13,101)	(3,445)	(3,239)	(19,785)	(1,496)
Exchange adjustments	—	(208)	(63)	(271)	(71)
Service cost	(75)	(72)	(134)	(281)	(29)
Past service cost/(credit)	(93)	(1)	—	(94)	27
Interest cost	(320)	(122)	(48)	(490)	(49)
Settlements and curtailments	—	—	28	28	1
Remeasurement	906	117	170	1,193	145
Scheme participants’ contributions	(4)	—	(16)	(20)	(16)
Benefits paid	600	257	89	946	109

Obligations at 31 December 2018	(12,087)	(3,474)	(3,213)	(18,774)	(1,379)
Exchange adjustments	—	140	177	317	50
Additions through business combinations	—	—	(56)	(56)	(48)
Service cost	(62)	(74)	(130)	(266)	(22)
Past service cost	(49)	3	15	(31)	—
Interest cost	(341)	(140)	(53)	(534)	(52)
Settlements and curtailments	—	—	8	8	—
Remeasurement	(1,321)	(246)	(390)	(1,957)	(77)
Scheme participants’ contributions	(3)	—	(17)	(20)	(17)
Benefits paid	570	285	105	960	127

Obligations at 31 December 2019	(13,293)	(3,506)	(3,554)	(20,353)	(1,418)
Exchange adjustments	—	118	(188)	(70)	36
Disposals	—	—	—	—	9
Service cost	(61)	(83)	(147)	(291)	(36)
Past service cost	(98)	56	(1)	(43)	55
Interest cost	(259)	(110)	(39)	(408)	(39)
Settlements and curtailments	—	—	38	38	7
Remeasurement	(785)	(168)	(208)	(1,161)	(82)
Scheme participants’ contributions	(3)	—	(18)	(21)	(18)
Benefits paid	641	248	110	999	123

Obligations at 31 December 2020	(13,858)	(3,445)	(4,007)	(21,310)	(1,363)

Summary of Net Defined Benefit Liability
The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 6.0% (2019 – 6.25%) in 2021, grading down to 4.75% in 2026 and thereafter. At 31 December 2020, the US post-retirement healthcare scheme obligation was £1,124 million (2019 – £1,198 million; 2018 – £1,179 million). Post-retirement benefits are unfunded.

	2020 £m	2019 £m	2018 £m
At 1 January	(1,921)	(995)	(1,505)
Exchange adjustments	(18)	87	(47)
Additions through business combinations	—	(42)	—
Service cost	(291)	(266)	(281)
Past service cost	(43)	(31)	(94)
Interest cost	(36)	(26)	(36)
Settlements and curtailments	18	9	14
Remeasurements:
Return on plan assets, excluding amounts included in interest	1,056	984	(610)
Gain from change in demographic assumptions	69	78	131
(Loss)/gain from change in financial assumptions	(1,340)	(2,022)	1,149
Experience gains/(losses)	110	(13)	(87)
Employer contributions	313	343	386
Expenses	(21)	(27)	(15)

At 31 December	(2,104)	(1,921)	(995)

Summary of Defined Benefit Pension Obligation Analysed by Membership Category
The defined benefit pension obligation analysed by membership category is as follows:

	2020 £m	2019 £m	2018 £m
Active	4,660	4,572	4,427
Retired	11,257	10,485	9,542
Deferred	5,393	5,296	4,805

	21,310	20,353	18,774

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category	The post-retirement benefit obligation analysed by membership category is as follows:

	2020 £m	2019 £m	2018 £m
Active	551	549	499
Retired	808	869	879
Deferred	4	—	1

	1,363	1,418	1,379

Summary of Weighted Average Duration of Defined Benefit Obligation	The weighted average duration of the defined benefit obligation is as follows:

	2020 years	2019 years	2018 years
Pension benefits	16	15	15

Post-retirement benefits	12	12	11

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs
The effect of changes in assumptions used on the benefit obligations and on the 2021 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m
Discount rate
(Decrease)/increase in annual pension cost	(20)	15
Increase/(decrease) in annual post-retirement benefits cost	1	(1)
(Decrease)/increase in pension obligation	(797)	846
(Decrease)/increase in post-retirement benefits obligation	(40)	42

	0.5% increase £m	0.5% decrease £m
(Decrease)/increase in annual pension cost	(39)	27
Increase/(decrease) in annual post-retirement benefits cost	2	(2)
(Decrease)/increase in pension obligation	(1,550)	1,745
(Decrease)/increase in post-retirement benefits obligation	(78)	86

	0.25% increase £m	0.25% decrease £m
Inflation rate
Increase/(decrease) in annual pension cost	14	(13)
Increase/(decrease) in pension obligation	617	(572)

1 year increase £m
Life expectancy
Increase in annual pension cost	15
Increase in annual post-retirement benefits cost	1
Increase in pension obligation	801
Increase in post-retirement benefits obligation	40

1% increase £m
Rate of future healthcare inflation
Increase in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	50

Defined benefit pension and post-retirement healthcare scheme. [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans
The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2020 £m	2019 £m	2018 £m
Cost of sales	143	149	160
Selling, general and administration	185	195	228
Research and development	59	71	74

	387	415	462

Defined Benefit Pension Obligation [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans	The defined benefit pension obligation is analysed as follows:

	2020 £m	2019 £m	2018 £m
Funded	(20,504)	(19,547)	(18,025)
Unfunded	(806)	(806)	(749)

	(21,310)	(20,353)	(18,774)

Post-retirement benefits [member]
Statement [LineItems]
Summary of Net Defined Benefit Liability
The remeasurements included within post-retirement benefits are detailed below:

	2020 £m	2019 £m	2018 £m
Gain from change in demographic assumptions	7	—	6
(Loss)/gain from change in financial assumptions	(93)	(80)	100
Experience gains	4	3	39

	(82)	(77)	145